Fair Value (Details) - Schedule of fair values of financial assets and liabilities, excluding financial instruments - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and cash equivalents	$ 11,159,610	$ 15,098,151
Bank balances held on behalf of customers	3,242,989	653,324
Receivables from broker-dealers and clearing organizations	33,342,254	87,938,377
Short-term loans receivable	7,126,021
Other receivables	534,437	67,352
Total assets in fair value	55,405,311	103,757,204
Liabilities
Payables to customers	23,829,192	35,959,925
Payables to broker-dealers and clearing organizations	24,963,524	53,101,820
Accrued expenses and other payables	1,923,305	1,623,354
Short-term borrowings	110,000	110,000
Lease liability - current	601,531
Lease liability - noncurrent	618,705
Due to director	146,671	161,044
Total liabilities in fair value	52,192,928	90,956,143
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets
Cash and cash equivalents	11,159,610	15,098,151
Bank balances held on behalf of customers	3,242,989	653,324
Receivables from broker-dealers and clearing organizations
Short-term loans receivable	7,126,021
Other receivables
Total assets in fair value	21,528,620	15,751,475
Liabilities
Payables to customers
Payables to broker-dealers and clearing organizations
Accrued expenses and other payables
Short-term borrowings
Lease liability - current
Lease liability - noncurrent
Due to director
Total liabilities in fair value
Significant Observable Inputs (Level 2) [Member]
Assets
Cash and cash equivalents
Bank balances held on behalf of customers
Receivables from broker-dealers and clearing organizations	33,342,254	87,938,377
Short-term loans receivable
Other receivables	534,437	67,352
Total assets in fair value	33,876,691	88,005,729
Liabilities
Payables to customers	23,829,192	35,959,925
Payables to broker-dealers and clearing organizations	24,963,524	53,101,820
Accrued expenses and other payables	1,923,305	1,623,354
Short-term borrowings	110,000	110,000
Lease liability - current	601,531
Lease liability - noncurrent	618,705
Due to director	146,671	161,044
Total liabilities in fair value	52,192,928	90,956,143
Significant Unobservable Inputs (Level 3) [Member]
Assets
Cash and cash equivalents
Bank balances held on behalf of customers
Receivables from broker-dealers and clearing organizations
Short-term loans receivable
Other receivables
Total assets in fair value
Liabilities
Payables to customers
Payables to broker-dealers and clearing organizations
Accrued expenses and other payables
Short-term borrowings
Lease liability - current
Lease liability - noncurrent
Due to director
Total liabilities in fair value
Estimated Fair Value [Member]
Assets
Cash and cash equivalents	11,159,610	15,098,151
Bank balances held on behalf of customers	3,242,989	653,324
Receivables from broker-dealers and clearing organizations	33,342,254	87,938,377
Short-term loans receivable	7,126,021
Other receivables	534,437	67,352
Total assets in fair value	55,405,311	103,757,204
Liabilities
Payables to customers	23,829,192	35,959,925
Payables to broker-dealers and clearing organizations	24,963,524	53,101,820
Accrued expenses and other payables	1,923,305	1,623,354
Short-term borrowings	110,000	110,000
Lease liability - current	601,531
Lease liability - noncurrent	618,705
Due to director	146,671	161,044
Total liabilities in fair value	$ 52,192,928	$ 90,956,143